Vessel Operating and Voyage Expenses (Tables)	6 Months Ended
Mar. 31, 2019
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating Expenses
Vessel Operating Expenses	For the six months ended March 31, 2018	For the six months ended March 31, 2019
Crew and related costs	505,119	492,555
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints	268,680	233,080
Lubricants	52,115	44,668
Insurances	68,555	61,334
Tonnage taxes	23,272	17,975
Other	37,984	52,449
Total	955,725	902,061

Voyage Expenses
Voyage expenses	For the six months ended March 31, 2018	For the six months ended March 31, 2019
Brokerage commissions (including commissions of $0 and $11,383, respectively, to related party )	43,762	35,435
Port & other expenses	43,557	16,787
(Gain)/loss on bunkers	(38,386)	12,477
Total	48,933	64,699